Trade and Other Receivables (Details) - Schedule of movement of allowance for doubtful accounts - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of movement of allowance for doubtful accounts [Abstract]
Opening balance	S/ 11,329	S/ 1,685	S/ 781
Additions	1,452	9,717	1,190
Recoveries		(62)
Write-off		(11)	(286)
Ending balance	S/ 12,781	S/ 11,329	S/ 1,685